COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Commitments

The following table summarizes REE’s contractual obligations and other commitments for cash expenditures as of June 30, 2022, and the years in which these obligations are due. Certain obligations are reflected in our balance sheet, while other are disclosed as future obligations. This table is not meant to represent a forecast of our total cash expenditures for any of the periods presented.

Purchase commitments
(Unaudited)
2022	$9,674
2023	655
2024	—
2025	—
2026 and thereafter	—
Total	$10,329

Open purchase orders that are cancellable are not considered unconditional purchase obligations for financial reporting purposes and are not included in the table above. Such purchase orders often represent authorizations to purchase rather than binding agreements.

In addition, REE enters into agreements in the normal course of business with vendors to perform various services, which are generally cancellable upon written notice. These payments are not included in this table of contractual obligations.

Guarantee

A short-term guarantee in the amount of approximately $136 was issued by a bank to secure the Company’s office rent and credit cards payments. Long-term guarantees of $5,001 were recorded within Long-term restricted cash and Other Accounts Receivable to secure the Company’s office and manufacturing locations.

Royalty bearing grants

The Company’s research and development efforts have been partially financed through grants from the Israel Innovation Authority (“IIA”) for the technology related to the Softwheel products. In 2021, the Company applied to the IIA and was approved to update the definition of royalties set for the Company, so that the Company will be obligated to pay royalties solely on revenues generated from Softwheel products (and not the Company’s automotive activity). Under the research and development agreements with the IIA and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3-5% on sales of products developed with funds provided by the IIA. Such royalties are due up to an amount equal to 100% of the IIA grants received, linked to the U.S. dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to U.S. dollar deposits. If the Company returns to production of these products outside of Israel and generates sales, the ceiling will increase based on the percentage of production that is outside of Israel, up to a maximum of 300% of the IIA grants, linked to the dollar and bearing interest as noted above. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants. For the six months June 30, 2022 and 2021, the Company had an aggregate of paid and accrued royalties to the IIA, recorded as cost of revenue in the consolidated statement of comprehensive loss in the amount of $0 and less than $1, respectively.

As of June 30, 2022, the Company’s remaining contingent obligation with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, were $724, respectively.

In 2018, the Company signed a research and development agreement with the Israel-United States Binational Industrial Research and Development Foundation (“BIRD”) for the technology related to Softwheel products. Under this agreement, the Company is required to pay royalties at a rate of 5% of the sales of products developed with funds provided by BIRD up to an amount equal to 150% of the aggregate dollar amount of the grants received linked to the U.S. consumer price index. For the six months ended June 30, 2022 and 2021, no expenses were recorded.

As of June 30, 2022, the BIRD contingent liability with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $433.

Legal proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes, or claims. Although it cannot predict with assurance the outcome of any litigation, it does not believe there are currently any such actions that, if resolved unfavorably, would have a material impact on its financial condition, results of operations, or cash flows.